Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2021 USD ($)
Deferred tax assets
Accrued Expenses	$ 183,790
Net operating losses	198,257
Total deferred tax assets	382,047
Valuation allowance	(381,120)
Net deferred tax assets	927
Deferred tax liabilities
Prepaids	(512)
Accrued Income	(414)
Total deferred tax liabilities	(927)
Net deferred tax assets (liabilities)	$ 0